Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of financial assets at fair value through other comprehensive income - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment in equity instrument designated at FVOCI
Beginning balance	$ 562,500	$ 500,000
Change in fair value through other comprehensive income	(380,000)	62,500
Disposal of investment in listed shares	(182,500)
Ending balance		$ 562,500